Fair Value Measurements and Credit Concentration (Financial Instruments Not Recorded at Fair Value and Credit Concentration) (Detail) $ in Millions	Jun. 30, 2015 USD ($) Counterparty	Dec. 31, 2014 USD ($) Counterparty	Dec. 31, 2013 USD ($)
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Gross credit exposure from energy trading partners	$ 591
Net credit exposure to energy trading partners	370
Dollar exposure to top ten energy trading counterparties	$ 193
Percentage exposure to top ten energy trading counterparties	52.00%
Number of counterparties in top ten that have investment grade credit rating | Counterparty	9
Percentage of top ten's exposure that consists of counterparties with investment grade credit rating	93.00%
PPL Energy Supply LLC [Member]
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Gross credit exposure from energy trading partners		$ 708
Net credit exposure to energy trading partners		374
Dollar exposure to top ten energy trading counterparties		$ 164
Percentage exposure to top ten energy trading counterparties		44.00%
Number of counterparties in top ten that have investment grade credit rating | Counterparty		9
Percentage of top ten's exposure that consists of counterparties with investment grade credit rating		95.00%
Carrying Amount
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Long-term debt	$ 4,060	$ 2,218
Carrying Amount | PPL Energy Supply LLC [Member]
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Long-term debt		2,218	$ 2,525
Fair Value
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Long-term debt	$ 4,036	2,204
Fair Value | PPL Energy Supply LLC [Member]
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Long-term debt		$ 2,204	$ 2,658